CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $)	Total USD ($)	PREFERRED SHARES USD ($)	Series E Preferred Stock [Member]	Series H Preferred Stock [Member]	COMMON SHARES, $0.01 PAR VALUE USD ($)	PAID IN CAPITAL USD ($)	RETAINED EARNINGS USD ($)	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME USD ($)	OPERATING PARTNERSHIP USD ($)	PREFERENCE INTERESTS AND UNITS USD ($)	Partially Owned Properties [Member] USD ($)
Beginning Balance at Dec. 31, 2008		$ 208,786,000			$ 2,728,000	$ 4,273,489,000	$ 456,152,000	$ (35,799,000)	$ 137,645,000	$ 184,000	$ 25,520,000
Stock Redeemed or Called During Period, Value		0
Conversion of 7.00% Series E Cumulative Convertible		(13,000)
Conversion of 7.00% Series H Cumulative Convertible		0
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Common Share Issuance:
Conversion of Preferred Shares into Common Shares					0	13,000
Conversion of OP Units into Common Shares					27,000	48,776,000			(48,803,000)
Issuance of Common Shares	123,700,000				35,000	123,699,000
Exercise of share options					4,000	9,132,000
Employee Share Purchase Plan (ESPP)					3,000	5,289,000
Conversion of restricted shares to LTIP Units					0	0			0
Share-based employee compensation expense:
Adjustments, Share-based Compensation, Requisite Service Period Recognition					3,000
Compensation Expense Related Performance Shares						179,000
Restricted shares						11,129,000
Share options						5,996,000
ESPP discount						1,303,000
Common Shares repurchased and retired						(1,124,000)
Offering costs						(2,536,000)
Supplemental Executive Retirement Plan (SERP)						27,809,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(1,496,000)					(11,705,000)
Change in market value	14,544,000					(14,544,000)
Adjustment for Noncontrolling Interests ownership in Operating Partnership						(9,688,000)			9,688,000
Net income attributable to controlling interests	362,273,000						362,273,000
Common Share distributions							(450,287,000)
Preferred Share distributions							(14,479,000)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	37,676,000							37,676,000
Losses reclassified into earnings from other comprehensive income	3,724,000							(3,724,000)
Other	449,000							449,000
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	3,574,000							3,574,000
(Gains) realized during the year	(4,943,000)							4,943,000
Issuance of OP Units to Noncontrolling Interests									1,034,000
Issuance of LTIP Units to Noncontrolling Interests									78,000
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner					27,000	48,776,000			(48,803,000)
Equity Compensation associated with Noncontrolling Interests									1,194,000
Net income	382,029,000								20,305,000		(558,000)
Distributions to Noncontrolling Interests									(25,679,000)		(2,439,000)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(20,658,000)								20,658,000
Conversion of Junior Preference Units										(184,000)
Contributions by Noncontrolling Interests											893,000
Other											(657,000)
Ending Balance at Dec. 31, 2009		208,773,000			2,800,000	4,477,426,000	353,659,000	4,681,000	116,120,000	0	11,054,000
Stock Redeemed or Called During Period, Value		(834,000)
Conversion of 7.00% Series E Cumulative Convertible		(7,378,000)
Conversion of 7.00% Series H Cumulative Convertible		(561,000)
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Common Share Issuance:
Conversion of Preferred Shares into Common Shares					3,000	7,936,000
Conversion of OP Units into Common Shares					9,000	19,713,000			(19,722,000)
Issuance of Common Shares	291,900,000				61,000	291,841,000
Exercise of share options					25,000	71,571,000
Employee Share Purchase Plan (ESPP)					2,000	5,110,000
Conversion of restricted shares to LTIP Units					0	0			0
Share-based employee compensation expense:
Adjustments, Share-based Compensation, Requisite Service Period Recognition					2,000
Compensation Expense Related Performance Shares						0
Restricted shares						9,779,000
Share options						7,421,000
ESPP discount						1,290,000
Common Shares repurchased and retired						(1,887,000)
Offering costs						(4,657,000)
Supplemental Executive Retirement Plan (SERP)						8,559,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(16,888,000)					175,000
Change in market value	129,918,000					(129,918,000)
Adjustment for Noncontrolling Interests ownership in Operating Partnership						(5,775,000)			5,775,000
Net income attributable to controlling interests	283,610,000						283,610,000
Common Share distributions							(419,320,000)
Preferred Share distributions							(14,368,000)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894,000)							(65,894,000)
Losses reclassified into earnings from other comprehensive income	3,338,000							(3,338,000)
Other	0							0
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	57,000							57,000
(Gains) realized during the year	0							0
Issuance of OP Units to Noncontrolling Interests									8,245,000
Issuance of LTIP Units to Noncontrolling Interests									0
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner					9,000	19,713,000			(19,722,000)
Equity Compensation associated with Noncontrolling Interests									2,524,000
Net income	295,983,000								13,099,000		(726,000)
Distributions to Noncontrolling Interests									(20,300,000)		(2,952,000)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(4,658,000)								4,658,000
Conversion of Junior Preference Units										0
Contributions by Noncontrolling Interests											222,000
Other											218,000
Ending Balance at Dec. 31, 2010	5,208,576,000	200,000,000			2,902,000	4,741,521,000	203,581,000	(57,818,000)	110,399,000	0	7,991,000
Stock Redeemed or Called During Period, Value		0
Conversion of 7.00% Series E Cumulative Convertible		0
Conversion of 7.00% Series H Cumulative Convertible		0
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Common Share Issuance:
Conversion of Preferred Shares into Common Shares					0	0
Conversion of OP Units into Common Shares					3,000	8,577,000			(8,580,000)
Issuance of Common Shares	201,941,887				39,000	201,903,000
Exercise of share options					29,000	95,293,000
Employee Share Purchase Plan (ESPP)					1,000	5,261,000
Conversion of restricted shares to LTIP Units					(1,000)	(3,933,000)			3,934,000
Share-based employee compensation expense:
Adjustments, Share-based Compensation, Requisite Service Period Recognition					2,000
Compensation Expense Related Performance Shares						0
Restricted shares						9,100,000
Share options						9,545,000
ESPP discount						1,194,000
Common Shares repurchased and retired						0
Offering costs						(3,596,000)
Supplemental Executive Retirement Plan (SERP)						10,765,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(4,784,000)					(8,025,000)
Change in market value	22,714,000					(22,714,000)
Adjustment for Noncontrolling Interests ownership in Operating Partnership						(946,000)			946,000
Net income attributable to controlling interests	893,585,000						893,585,000
Common Share distributions							(467,729,000)
Preferred Share distributions							(13,865,000)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598,000)							(143,598,000)
Losses reclassified into earnings from other comprehensive income	4,343,000							(4,343,000)
Other	0							0
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	355,000							355,000
(Gains) realized during the year	0							0
Issuance of OP Units to Noncontrolling Interests									0
Issuance of LTIP Units to Noncontrolling Interests									0
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner					3,000	8,577,000			(8,580,000)
Equity Compensation associated with Noncontrolling Interests									3,641,000
Net income	935,197,000								40,780,000		832,000
Distributions to Noncontrolling Interests									(21,434,000)		(1,163,000)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	10,150,000								(10,150,000)
Conversion of Junior Preference Units										0
Contributions by Noncontrolling Interests											75,911,000
Other											(1,240,000)
Ending Balance at Dec. 31, 2011	$ 5,862,857,000	$ 200,000,000			$ 2,975,000	$ 5,047,186,000	$ 615,572,000	$ (196,718,000)	$ 119,536,000	$ 0	$ 74,306,000